Discontinued Operations - Schedule of Statements of Operations for Discontinued Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenues				$ 1,491,253	$ 1,491,253	$ 4,498,499
Cost of revenues				1,114,269	1,114,269	3,438,556
Gross profit				376,984	376,984	1,059,943
Operating expenses				1,058,410	1,058,410	959,564
Income from discontinued operations				(681,426)	(681,426)	100,379
Loss on disposal of discontinued operations
Income from discontinued operations, net of income taxes				$ (681,426)	$ (681,426)	$ 100,379